Equity Capital Structure, Reverse Stock Split and Warrants Tender Offer (Details)			6 Months Ended
	May 31, 2024 USD ($) shares	Mar. 27, 2024 $ / shares shares	Jun. 30, 2024 USD ($) $ / shares shares	Jun. 30, 2023 USD ($)	Apr. 22, 2024 $ / shares shares	Dec. 31, 2023 $ / shares shares	Apr. 07, 2021 $ / shares shares	Jun. 26, 2020 $ / shares
Equity Capital Structure [Abstract]
Reverse stock split ratio		0.1
Number of outstanding common shares (in shares) | shares		9,662,354	9,662,354			9,662,354
Common shares, par value (in dollars per share) | $ / shares		$ 0.001	$ 0.001			$ 0.001
Capital shares, shares authorized (in shares) | shares			2,000,000,000			2,000,000,000
Capital shares, par value (in dollars per share) | $ / shares			$ 0.001			$ 0.001
Common shares, shares authorized (in shares) | shares			1,950,000,000			1,950,000,000
Preferred shares, shares authorized (in shares) | shares			50,000,000			50,000,000
Repurchase of warrants | $			$ 1,058,481	$ 0
Class A Warrant [Member]
Equity Capital Structure [Abstract]
Common shares, par value (in dollars per share) | $ / shares								$ 0.001
Number of securities called by warrants (in shares) | shares			623
Warrant exercise price (in dollars per share) | $ / shares								$ 25.3
April 7 Warrants [Member]
Equity Capital Structure [Abstract]
Common shares, par value (in dollars per share) | $ / shares					$ 0.001		$ 0.001
Number of securities called by warrants (in shares) | shares	1,008,077		25,000		1,033,077		25,000
Warrant exercise price (in dollars per share) | $ / shares					$ 55.3		$ 55.3
Tender offer price per share (in dollars per share) | $ / shares					$ 0.105
Repurchase of warrants in tender offer (in shares) | shares	10,080,770
Repurchase of warrants | $	$ 1,058,481